INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2021
INVESTMENTS IN ASSOCIATES
INVESTMENTS IN ASSOCIATES

11 Investments in associates

Accounting policy

Investments in associates, being those entities over which the Group has a significant influence and which is neither a subsidiary nor a joint venture, are accounted for using the equity method, with the Group recording its share of the associates’ profit and loss and other comprehensive income. The Group’s share of associates’ profit or loss is included in one separate income statement line and is calculated after deduction of their respective taxes.

At 31 December 2021, the Group holds 29.2% (2020: 47.6%) of Bioventus Inc. (Bioventus) which is the holding company of Bioventus LLC. The company’s headquarters is located in Durham, North Carolina, US, and its medical product development is focused around active healing therapies and the surgical performance of orthobiologics. The active healing therapies product line supports accelerated and more complete healing of bone fractures, and treats the chronic pain associated with osteoarthritis.

The profit after taxation recognised in the income statement relating to Bioventus was $84m (2020: $14m) which comprises the Group’s share of profit of $9m (2020: $14m) and $75m (2020: $nil) from two dilution gains which arose during the year as outlined below. The balance sheet carrying value relating to Bioventus is $186m (2020: $105m). The Group’s ability to recover the value of its investment is dependent upon the ongoing clinical and commercial success of these products. The carrying amount of this investment was reviewed for impairment as at the balance sheet date. For the purposes of impairment testing, the recoverable amount of this investment was based on its observable market value.

On 11 February 2021, Bioventus commenced trading on the Nasdaq Global Select Market via its holding company, Bioventus Inc., under the symbol ‘BVS’. As a consequence of this public offering and the raising of $106m after expenses through issuing new common stock, the equity holding of the Smith+Nephew Group decreased from approximately 47.6% at 31 December 2020 to approximately 38.7% at 11 February 2021. Accordingly, there was a net (non-cash) gain on the dilution of the Group’s shareholding in Bioventus of $22m reflecting the net impact of the reduction in the Group’s equity holding and the Group’s interest in the net proceeds.

On 29 October 2021, Bioventus acquired Misonix, Inc. in a cash-and-share transaction. As a consequence, the equity holding of the Smith+Nephew Group decreased from 38.7% to 29.3% while the overall value of the investment increased. Accordingly, there was a net (non-cash) gain on the dilution of the Group’s shareholding in Bioventus of $53m reflecting the net impact of the reduction in the Group’s equity holding and the higher overall value of the associate undertaking.

Between 30 October 2021 and 31 December 2021, Bioventus employee share options were exercised which reduced the Group’s holding from 29.3% to 29.2%.

Group financial statements continued

Notes to the Group accounts continued

11 Investments in associates continued

The amounts recognised in the balance sheet and income statement for associates are as follows:

	2021	2020
	$ million	$ million
Balance sheet	188	108
Income statement profit	9	14
Gain on disposal of interest in associate	75	–

Summarised financial information for significant associates

Set out below is the summarised financial information for Bioventus, adjusted for differences with Group accounting policies. For the 2021 financial year, full-year information for Bioventus has not been released at the date of approval of these financial statements and is market sensitive given Bioventus is now a publicly traded company. Accordingly, the summary financial information for 2021 is presented for a nine-month period, with adjustments made for any significant transactions or events which may occur in the fourth quarter. Accordingly, the 2021 balance sheet has been adjusted to reflect the opening balance sheet of Misonix, Inc., which was acquired by Bioventus on 29 October 2021.

	2021	2020
	$ million	$ million
Summarised statement of comprehensive income
Revenue	300	311
Attributable profit for the year	22	19
Group adjustments[1]	10	11
Total comprehensive profit	32	30
Group share of profit for the year at 29.2% (2020: 47.6%)	9	14

	2021	2020
	$ million	$ million
Summarised balance sheet
Non-current assets	1,021	283
Current assets	229	210
Non-current liabilities	(542)	(223)
Current liabilities	(191)	(117)
Net assets	517	153
Non-controlling interest	–	(1)
Net equity attributable to owners	517	152
Group’s share of net assets at 29.2% (2020: 47.6%)	151	72
Group adjustments[1]	35	33
Group’s carrying amount of investment at 29.2% (2020: 47.6%)	186	105
1	Group adjustments include an adjustment to align the useful life of intangible assets with Group policy.

During the year the Group received a $4m (2020: $9m) cash distribution from Bioventus.

At 31 December 2021, the Group held equity investments in two other associates (2020: two) with a carrying value of $2m (2020: $3m).